Schedule of Investments(a)
July 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.68%
Advertising–1.88%
Trade Desk, Inc. (The), Class A(b)(c)	1,192,481	$108,825,816
Aerospace & Defense–4.46%
Axon Enterprise, Inc.(b)	289,904	53,901,851
Howmet Aerospace, Inc.	1,710,714	87,485,914
TransDigm Group, Inc.	129,238	116,278,013
		257,665,778
Application Software–11.39%
Cadence Design Systems, Inc.(b)	186,161	43,563,536
Datadog, Inc., Class A(b)	822,802	96,037,449
Fair Isaac Corp.(b)	43,819	36,719,007
HubSpot, Inc.(b)	213,212	123,780,227
Manhattan Associates, Inc.(b)	655,914	125,030,327
Procore Technologies, Inc.(b)(c)	622,411	47,209,874
Samsara, Inc., Class A(b)	1,992,938	55,682,688
Synopsys, Inc.(b)	288,300	130,253,941
		658,277,049
Asset Management & Custody Banks–1.88%
Ares Management Corp., Class A(c)	627,736	62,283,966
KKR & Co., Inc., Class A	778,070	46,201,797
		108,485,763
Automotive Parts & Equipment–1.54%
Aptiv PLC(b)	403,256	44,152,499
Mobileye Global, Inc., Class A (Israel)(b)(c)	1,171,453	44,726,076
		88,878,575
Automotive Retail–1.29%
O’Reilly Automotive, Inc., Class R(b)	80,734	74,742,730
Biotechnology–1.99%
Alnylam Pharmaceuticals, Inc.(b)(c)	150,574	29,422,159
Argenx SE, ADR (Netherlands)(b)	59,733	30,134,104
Exact Sciences Corp.(b)(c)	570,942	55,689,683
		115,245,946
Building Products–1.36%
Owens Corning	332,171	46,500,618
Trane Technologies PLC(c)	160,134	31,937,125
		78,437,743
Cargo Ground Transportation–3.02%
Old Dominion Freight Line, Inc.	289,433	121,414,249
Saia, Inc.(b)(c)	125,415	53,068,103
		174,482,352
Casinos & Gaming–2.55%
DraftKings, Inc., Class A(b)	1,623,921	51,608,209
Las Vegas Sands Corp.(b)	1,596,024	95,458,196
		147,066,405
Construction & Engineering–4.71%
Comfort Systems USA, Inc.	367,684	63,965,986
Quanta Services, Inc.	637,689	128,570,856
Shares		Value
Construction & Engineering–(continued)
WillScot Mobile Mini Holdings Corp.(b)	1,656,817	$79,444,375
		271,981,217
Construction Materials–1.71%
Eagle Materials, Inc.(c)	205,233	37,838,808
Vulcan Materials Co.	275,678	60,786,999
		98,625,807
Copper–0.56%
Freeport-McMoRan, Inc.	722,979	32,281,012
Electrical Components & Equipment–2.34%
AMETEK, Inc.	514,377	81,580,192
Rockwell Automation, Inc.	160,066	53,828,595
		135,408,787
Environmental & Facilities Services–0.55%
Clean Harbors, Inc.(b)	189,531	31,511,424
Financial Exchanges & Data–1.40%
MSCI, Inc.	147,435	80,806,175
Footwear–1.61%
Deckers Outdoor Corp.(b)	107,702	58,556,500
On Holding AG, Class A (Switzerland)(b)(c)	952,542	34,291,512
		92,848,012
Health Care Equipment–9.26%
DexCom, Inc.(b)(c)	870,102	108,379,905
IDEXX Laboratories, Inc.(b)	216,376	120,030,258
Inspire Medical Systems, Inc.(b)	219,176	63,081,045
Insulet Corp.(b)	274,839	76,061,693
Penumbra, Inc.(b)(c)	173,258	52,559,547
ResMed, Inc.	280,439	62,355,612
Shockwave Medical, Inc.(b)	200,554	52,264,372
		534,732,432
Health Care Facilities–1.78%
Encompass Health Corp.	737,290	48,683,259
Tenet Healthcare Corp.(b)	721,493	53,917,172
		102,600,431
Health Care Supplies–1.59%
Align Technology, Inc.(b)	116,552	44,043,835
Cooper Cos., Inc. (The)	121,518	47,545,133
		91,588,968
Home Improvement Retail–0.52%
Floor & Decor Holdings, Inc., Class A(b)(c)	262,254	30,119,872
Homebuilding–3.00%
D.R. Horton, Inc.	956,166	121,452,206
TopBuild Corp.(b)	189,512	51,913,022
		173,365,228
Hotels, Resorts & Cruise Lines–0.53%
Hilton Worldwide Holdings, Inc.	197,208	30,663,872

See accompanying notes which are an integral part of this schedule.
Invesco Discovery Mid Cap Growth Fund

Shares		Value
Industrial Machinery & Supplies & Components–3.39%
Ingersoll Rand, Inc.	1,032,309	$67,378,808
Lincoln Electric Holdings, Inc.(c)	289,740	58,153,715
Parker-Hannifin Corp.	171,763	70,424,548
		195,957,071
Insurance Brokers–0.98%
Arthur J. Gallagher & Co.	264,812	56,881,618
Internet Services & Infrastructure–2.64%
MongoDB, Inc.(b)	257,682	109,102,559
Snowflake, Inc., Class A(b)	243,635	43,296,376
		152,398,935
Life Sciences Tools & Services–2.97%
Bruker Corp.	559,795	38,469,113
ICON PLC(b)(c)	180,064	45,269,890
West Pharmaceutical Services, Inc.	238,225	87,676,329
		171,415,332
Movies & Entertainment–1.12%
Liberty Media Corp.-Liberty Formula One, Class C(b)	887,973	64,466,840
Oil & Gas Equipment & Services–0.76%
TechnipFMC PLC (United Kingdom)(b)	2,396,339	43,948,857
Oil & Gas Exploration & Production–1.02%
Diamondback Energy, Inc.	400,669	59,026,557
Oil & Gas Storage & Transportation–0.80%
Targa Resources Corp.	563,702	46,217,927
Packaged Foods & Meats–1.16%
Lamb Weston Holdings, Inc.	649,034	67,259,393
Property & Casualty Insurance–0.57%
Kinsale Capital Group, Inc.(c)	88,796	33,088,053
Real Estate Services–1.00%
CoStar Group, Inc.(b)(c)	688,562	57,818,551
Reinsurance–0.76%
Everest Group Ltd.	121,869	43,934,993
Research & Consulting Services–0.79%
KBR, Inc.	745,342	45,831,080
Restaurants–2.65%
Chipotle Mexican Grill, Inc.(b)	55,113	108,147,138
Yum! Brands, Inc.	328,450	45,217,711
		153,364,849
Semiconductor Materials & Equipment–1.00%
Entegris, Inc.	528,609	57,993,693
Semiconductors–6.57%
First Solar, Inc.(b)	279,168	57,899,443
GLOBALFOUNDRIES, Inc.(b)(c)	790,755	50,363,186
Shares		Value
Semiconductors–(continued)
Lattice Semiconductor Corp.(b)	1,028,223	$93,506,600
Monolithic Power Systems, Inc.	208,969	116,916,066
ON Semiconductor Corp.(b)	284,892	30,697,113
Silicon Laboratories, Inc.(b)(c)	202,780	30,242,609
		379,625,017
Soft Drinks & Non-alcoholic Beverages–1.24%
Celsius Holdings, Inc.(b)(c)	297,063	42,985,016
Monster Beverage Corp.(b)	497,173	28,582,476
		71,567,492
Systems Software–2.66%
Gitlab, Inc., Class A(b)(c)	557,904	27,688,776
Monday.com Ltd.(b)	166,409	30,083,419
Palo Alto Networks, Inc.(b)(c)	384,597	96,133,866
		153,906,061
Trading Companies & Distributors–2.56%
United Rentals, Inc.	94,188	43,767,280
W.W. Grainger, Inc.	140,748	103,940,990
		147,708,270
Transaction & Payment Processing Services–1.12%
FleetCor Technologies, Inc.(b)	259,090	64,490,092
Total Common Stocks & Other Equity Interests (Cost $4,492,307,514)		5,585,542,075
Money Market Funds–1.66%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e)	33,559,521	33,559,521
Invesco Liquid Assets Portfolio, Institutional Class, 5.28%(d)(e)	23,965,979	23,968,375
Invesco Treasury Portfolio, Institutional Class, 5.18%(d)(e)	38,353,738	38,353,738
Total Money Market Funds (Cost $95,881,536)		95,881,634
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.34% (Cost $4,588,189,050)		5,681,423,709
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.32%
Invesco Private Government Fund, 5.24%(d)(e)(f)	86,009,939	86,009,939
Invesco Private Prime Fund, 5.38%(d)(e)(f)	221,168,415	221,168,415
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $307,168,799)		307,178,354
TOTAL INVESTMENTS IN SECURITIES–103.66% (Cost $4,895,357,849)		5,988,602,063
OTHER ASSETS LESS LIABILITIES—(3.66)%		(211,302,137)
NET ASSETS–100.00%		$5,777,299,926
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Mid Cap Growth Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$79,857,341	$676,263,646	$(722,561,466)	$-	$-	$33,559,521	$1,406,261
Invesco Liquid Assets Portfolio, Institutional Class	73,994,709	483,045,463	(533,072,396)	(22,585)	23,184	23,968,375	1,079,170
Invesco Treasury Portfolio, Institutional Class	91,265,533	772,872,739	(825,784,534)	-	-	38,353,738	1,604,540
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	80,573,512	676,728,372	(671,291,945)	-	-	86,009,939	2,018,242*
Invesco Private Prime Fund	207,131,108	1,406,027,033	(1,391,948,637)	10,046	(51,135)	221,168,415	5,524,418*
Total	$532,822,203	$4,014,937,253	$(4,144,658,978)	$(12,539)	$(27,951)	$403,059,988	$11,632,631

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$5,585,542,075	$—	$—	$5,585,542,075
Money Market Funds	95,881,634	307,178,354	—	403,059,988
Total Investments	$5,681,423,709	$307,178,354	$—	$5,988,602,063
Invesco Discovery Mid Cap Growth Fund